LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LOSS PER SHARE

NOTE 27 - LOSS PER SHARE:

Both the basic and diluted loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and loss for the period as follows:

	Year Ended December 31
	2023	2022	2021

Net loss for the year attributable to A2Z’s shareholders	$16,061	$16,557	$39,163
Weighted average number of ordinary shares	34,748,029	27,681,778	23,340,621
Basic and diluted loss per share	$0.46	$0.60	$1.68

(*)	The company restated its presentation of basic and diluted loss per share for the year ended December 31, 2022 due to an immaterial error from (0.7) basic and diluted loss per share to (0.60) basic and diluted loss per share.